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                                     December 29, 2005


EDGAR FILING
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

            Re:   Heritage Growth and Income Trust
                  File Nos. 033-07559 and 811-04767
                  Post-Effective Amendment No. 31
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Dear Sir or Madam:

     Pursuant to Section 8(c) of the Securities Act of 1933, as amended ("1933 Act"), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Heritage Growth and Income Trust ("Trust") is Post-Effective Amendment No. 31 to the Trust's currently effective Registration Statement on Form N-1A. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

     The purposes of this filing are to (1) include the Trust's financial statements for the fiscal year ended September 30, 2005 in its Registration Statement, (2) update other information and make other non-material changes to the Trust's prospectus and statement of additional information and (3) respond to comments provided by the Staff of the Securities and Exchange Commission on PEA No. 30.

     If you have any questions or comments concerning the foregoing, please call me at (202) 778-9044.

                                    Very truly yours,

                                    /s/David Joire

                                    David Joire
Attachments

cc:  Matthew J. Calabro
      Heritage Asset Management, Inc.